DISPOSAL OF SUBSIDIARIES (Details Narrative)	6 Months Ended		9 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jan. 10, 2025 HKD ($)
Restructuring Cost and Reserve [Line Items]
Disposal of subsidiaries resulted in a loss		$ (57,978)
Zheng Huiyi [Member]
Restructuring Cost and Reserve [Line Items]
Equity interest consideration				$ 1
Disposal of subsidiaries resulted in a loss			$ 57,978